Annual Total Returns - Fidelity® MSCI Energy Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Energy Index ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Energy Index ETF-Default
Bar Chart Table:
Annual Return 2014	(9.79%)
Annual Return 2015	(23.00%)
Annual Return 2016	27.03%
Annual Return 2017	(2.43%)
Annual Return 2018	(19.95%)
Annual Return 2019	9.23%
Annual Return 2020	(33.11%)